AUDREY L. CHENG

Assistant Vice President, Counsel

Office: (949) 219-3202

Fax: (949) 219-3706

E-mail: Audrey.Cheng@PacificLife.com

December 22, 2015

Via Electronic Transmission

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Pacific Funds Series Trust (formerly named Pacific Life Funds)
(File Nos. 333-61366, 811-10385)

Dear Sir or Madam:

On behalf of Pacific Funds Series Trust (the “Trust”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 121 to the Trust’s Registration Statement on Form N-1A, with exhibits, which is filed in reliance on Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”). The undersigned represents that it contains no disclosures that would render it ineligible to become effective pursuant to Rule 485(b).

This PEA is filed for the purposes of updating certain information, making additional immaterial changes and for the purpose of responding to Securities and Exchange Commission staff comments to the Trust’s PEA No. 119, which was filed pursuant to Rule 485(a) on October 7, 2015.

As the facing sheet indicates, this PEA is scheduled to become effective on December 23, 2015 pursuant to paragraph (b).

If you have any questions or further comments regarding this matter, please contact me.

Sincerely,

/s/ Audrey L. Cheng

Audrey L. Cheng

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC
Robin Yonis, Esq., Pacific Life Fund Advisors LLC
Anthony H. Zacharski, Esq., Dechert LLP (w/attachment)